Submission	Jan. 29, 2026
Submission [Line Items]
Central Index Key	0001867090
Registrant Name	Fundrise Innovation Fund, LLC (formerly, Fundrise Growth Tech Fund, LLC)
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A